ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
ORGANIZATION AND PRINCIPAL ACTIVITIES
Summary of details of the subsidiaries of the Company

			Percentage
			of
	Date of	Place of	effective	Principal
Name	Incorporation	Incorporation	ownership	Activities
WJ Energy Group Limited (“WJ Energy”)	June 3, 2014	Hong Kong	100%	Holding company

PT Green World Nusantara (“GWN”)	February 27, 2015	Indonesia	100%	Kruh Block operation

PT Harvel Nusantara Energi (“HNE”)	March 20, 2017	Indonesia	100%	Holding company

PT Cogen Nusantara Energi (“CNE”)	December 7, 2017	Indonesia	100%	Citarum Block operation

PT Hutama Wiranusa Energi (“HWE”)	May 14, 2018	Indonesia	100%	Citarum Block operation